Property and Equipment, Net - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 730	$ 491
Less: Accumulated depreciation		(214)	(70)
Property and equipment, net	$ 636	516	421
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		289	79
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		427	398
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 14	$ 14